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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
Address:  Rm 1206, One Lujiazui
          68 Yincheng (c) Road, Pudong,
          Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shujun Li
Title: Director
Phone: 86-21-50106156

Signature, Place, and Date of Signing:

                                         Shanghai, People's
/s/ Shujun Li                            Republic of China        Jan 25, 2011
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            8
Form 13F Information Table Value Total:     $130,032
                                          (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                             TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER          CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHINA REAL ESTATE INFOR CORP    ADR   16948Q103    5,280   550,000 SH         DEFINED             550,000
FOCUS MEDIA HLDG LTD         SPON ADR 34415V109   95,507 4,355,093 SH         DEFINED           4,355,093
NOAH HLDS LTD                SPON ADS 65487X102      196    10,000 SH         DEFINED              10,000
CHINDEX INTERNATIONAL INC       COM   169467107    7,178   435,288 SH         DEFINED             435,288
AIRMEDIA GROUP INC           SPON ADR 009411109    1,171   170,000 SH         DEFINED             170,000
VISIONCHINA MEDIA INC        SPON ADR 92883U103    9,767 2,104,886 SH         DEFINED           2,104,886
CNINSURE INC                 SPON ADR 18976M103   10,390   600,932 SH         DEFINED             600,932
CHEMSPEC INTL LTD               ADR   163868102      543    72,799 SH         DEFINED              72,799